Income Taxes - Schedule of income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Income before taxes and income from equity in affiliates	¥ 1,209,247	$ 170,320	¥ 1,149,549	¥ 1,298,042
CHINA
Income Taxes [Line Items]
Income before taxes and income from equity in affiliates	283,045	39,866	588,048	686,188
Hong Kong
Income Taxes [Line Items]
Income before taxes and income from equity in affiliates	743,619	104,737	389,517	584,236
CAYMAN ISLANDS
Income Taxes [Line Items]
Income before taxes and income from equity in affiliates	6,537	921	39,463	(66,140)
Other Countries
Income Taxes [Line Items]
Income before taxes and income from equity in affiliates	¥ 176,046	$ 24,796	¥ 132,521	¥ 93,758